One Financial Way

Cincinnati, Ohio 45242

Post Office Box 237

Cincinnati, Ohio 45201-0237

Telephone: 513-794-6100

September 2, 2021

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re: Ohio National Fund, Inc. (1940 Act File No. 811-3015)

Post-Effective Amendment No. 99 to File No. 2-67464

Ladies and Gentlemen:

This post-effective amendment 99 to File number 2-67464 is being filed pursuant to Rule 485(a) of the Securities Act of 1933 for the purpose of adding a new portfolio, the ON AB Relative Value Portfolio, as a series of Ohio National Fund, Inc. This post-effective amendment 99 is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein. For avoidance of doubt, the prospectus and statement of additional information contained in post-effective amendment 98 to the Registration Statement are hereby incorporated by reference to the extent required by applicable law.

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante

Vice President and Counsel